Liability under insurance contracts - Disclosure Of Future Cash Flows Performing Liability Adequacy Test (Details)	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Bottom of range [member]
Disclosure Of Future Cash Flows Performing Liability Adequacy Test [Line Items]
Actuarial assumption of discount rates	5.05%	3.19%
Top of range [member]
Disclosure Of Future Cash Flows Performing Liability Adequacy Test [Line Items]
Actuarial assumption of discount rates	5.93%	3.77%
Other Long Term Investments [Member] | Bottom of range [member]
Disclosure Of Future Cash Flows Performing Liability Adequacy Test [Line Items]
Actuarial assumption of discount rates	2.838%	3.39%	3.623%
Actuarial assumption of Loss rate	49	19	3
Actuarial assumption of Lapse ratio	0	0	0
Other Long Term Investments [Member] | Top of range [member]
Disclosure Of Future Cash Flows Performing Liability Adequacy Test [Line Items]
Actuarial assumption of discount rates	21.144%	19.541%	23.477%
Actuarial assumption of Loss rate	145	131	365
Actuarial assumption of Lapse ratio	18	17	15
General Insurance [Member]
Disclosure Of Future Cash Flows Performing Liability Adequacy Test [Line Items]
Actuarial assumption of Loss rate	37	36	39
Actuarial assumption of Loss Assumed Expense ratio	19	21	11
Actuarial assumption of Administration expense ratio	70	62	63